UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-02213

Castle Convertible Fund, Inc.

(Exact name of registrant as specified in charter)

111 Fifth Avenue – 2nd Floor, New York, NY	10003
(Address of principal executive offices)	(Zip code)

Fred Alger Management, Inc., Attn: Hal Liebes, 111 Fifth Avenue, New York, NY 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 806-2966

Date of fiscal year end: 10/31/08

Date of reporting period: 07/01/08 - 06/30/2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of44U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02213

Reporting Period: 07/01/2008 - 06/30/2009

Alger Convertible

============================ CASTLE CONVERTIBLE FUND ============================

GENERAL ELECTRIC CO.

Ticker:       GE             Security ID:  369604103

Meeting Date: APR 22, 2009   Meeting Type: Annual

Record Date:  FEB 23, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director James I. Cash, Jr.       For       For          Management

1.2   Elect Director William M. Castell       For       For          Management

1.3   Elect Director Ann M. Fudge             For       For          Management

1.4   Elect Director Susan Hockfield          For       For          Management

1.5   Elect Director Jeffrey R. Immelt        For       For          Management

1.6   Elect Director Andrea Jung              For       For          Management

1.7   Elect Director Alan G. (A.G.) Lafley    For       Against      Management

1.8   Elect Director Robert W. Lane           For       For          Management

1.9   Elect Director Ralph S. Larsen          For       For          Management

1.10  Elect Director Rochelle B. Lazarus      For       For          Management

1.11  Elect Director James J. Mulva           For       For          Management

1.12  Elect Director Sam Nunn                 For       For          Management

1.13  Elect Director Roger S. Penske          For       Against      Management

1.14  Elect Director Robert J. Swieringa      For       For          Management

1.15  Elect Director Douglas A. Warner III    For       For          Management

2     Ratify Auditors                         For       For          Management

3     Provide for Cumulative Voting           Against   For          Shareholder

4     Advisory Vote to Ratify Named Executive Against   For          Shareholder

      Officers' Compensation

5     Evaluate the Potential Conversion of    Against   Against      Shareholder

      the Corporation's Business Units into

      Four or More Public Corporations and

      Distribute New Shares

6     Adopt Policy to Cease the Payments of   Against   For          Shareholder

      Dividends or Equivalent Payments to

      Senior Executives for Shares Not Owned

7     Submit Severance Agreement (Change in   Against   For          Shareholder

      Control) to shareholder Vote

--------------------------------------------------------------------------------

GENERAL MILLS, INC.

Ticker:       GIS            Security ID:  370334104

Meeting Date: SEP 22, 2008   Meeting Type: Annual

Record Date:  JUL 24, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Elect Director Bradbury H. Anderson     For       For          Management

2     Elect Director Paul Danos               For       For          Management

3     Elect Director William T. Esrey         For       For          Management

4     Elect Director Raymond V. Gilmartin     For       For          Management

5     Elect Director Judith Richards Hope     For       For          Management

6     Elect Director Heidi G. Miller          For       For          Management

7     Elect Director Hilda Ochoa-Brillembourg For       For          Management

8     Elect Director Steve Odland             For       For          Management

9     Elect Director Kendall J. Powell        For       For          Management

10    Elect Director Lois E. Quam             For       For          Management

11    Elect Director Michael D. Rose          For       For          Management

12    Elect Director Robert L. Ryan           For       For          Management

13    Elect Director Dorothy A. Terrell       For       For          Management

14    Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

GLAXOSMITHKLINE PLC

Ticker:       GSK            Security ID:  37733W105

Meeting Date: MAY 20, 2009   Meeting Type: Annual/Special

Record Date:  MAR 11, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Accept Financial Statements and         For       For          Management

      Statutory Reports

2     Approve Remuneration Report             For       For          Management

3     Elect James Murdoch as Director         For       For          Management

4     Re-elect Larry Culp as Director         For       For          Management

5     Re-elect Sir Crispin Davis as Director  For       For          Management

6     Re-elect Dr Moncef Slaoui as Director   For       For          Management

7     Re-elect Tom de Swaan as Director       For       For          Management

8     Reappoint PricewaterhouseCoopers LLP as For       For          Management

      Auditors of the Company

9     Authorise the Audit Committee to Fix    For       For          Management

      Remuneration of Auditors

10    Authorise the Company and its           For       For          Management

      Subsidiaries to Make EU Political

      Donations to Political Organisations

      Other than Political Parties up to GBP

      50,000 and to Incur EU Political

      Expenditure up to GBP 50,000

11    Authorise Issue of Equity with          For       For          Management

      Pre-emptive Rights Under a General

      Authority up to GBP 432,359,137 and an

      Additional Amount Pursuant to a Rights

      Issue of up to GBP 864,692,333 After

      Deducting Any Securities Issued Under

      the General Authority

12    Authorise Issue of Equity or            For       For          Management

      Equity-Linked Securities without

      Pre-emptive Rights up to Aggregate

      Nominal Amount of GBP 64,854,519

13    Authorise 518,836,153 Ordinary Shares   For       For          Management

      for Market Purchase

14    Approve the Exemption from Statement of For       For          Management

      the Name of the Senior Statutory

      Auditor in Published Copies of the

      Auditor's Reports

15    Approve That a General Meeting of the   For       For          Management

      Company Other Than an Annual General

      Meeting May Be Called on Not Less Than

      14 Clear Days' Notice

16    Approve GlaxoSmithKline 2009            For       For          Management

      Performance Share Plan

17    Approve GlaxoSmithKline 2009 Share      For       For          Management

      Option Plan

18    Approve GlaxoSmithKline 2009 Deferred   For       For          Management

      Annual Bonus Plan

--------------------------------------------------------------------------------

HECLA MINING CO.

Ticker:       HL             Security ID:  422704106

Meeting Date: MAY 29, 2009   Meeting Type: Annual

Record Date:  MAR 31, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director John H. Bowles           For       For          Management

1.2   Elect Director George R. Nethercutt,    For       Withhold     Management

      Jr.

2     Ratify Auditors                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Castle Convertible Fund, Inc.

By (Signature and Title)*	/s/ Daniel C. Chung
Daniel C. Chung, Principal Executive Officer

Date	8/24/09

*  Print the name and title of each signing officer under his or her signature.